Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 1,526,424	$ 1,501,848	$ 1,417,536
Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	1,354,147	1,315,459	1,242,715
Instruments
Disaggregation of Revenue [Line Items]
Revenue	172,277	186,389	174,821
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	737,132	731,799	683,164
Molecular Diagnostics | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	665,866	649,602	605,462
Molecular Diagnostics | Instruments
Disaggregation of Revenue [Line Items]
Revenue	71,266	82,197	77,702
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	789,292	770,049	734,372
Life Sciences | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	688,281	665,857	637,253
Life Sciences | Instruments
Disaggregation of Revenue [Line Items]
Revenue	101,011	104,192	97,119
Academia / Applied Testing
Disaggregation of Revenue [Line Items]
Revenue	487,632	479,501	459,543
Academia / Applied Testing | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	418,518	407,370	392,066
Academia / Applied Testing | Instruments
Disaggregation of Revenue [Line Items]
Revenue	69,114	72,131	67,477
Pharma
Disaggregation of Revenue [Line Items]
Revenue	301,660	290,548	274,829
Pharma | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	269,763	258,487	245,187
Pharma | Instruments
Disaggregation of Revenue [Line Items]
Revenue	$ 31,897	$ 32,061	$ 29,642